SIGNIFICANT TRANSACTIONS - Acquisition of Uklon Narrative (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended	15 Months Ended
	Apr. 02, 2025	Sep. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
Share Purchase Agreement ("SPA") | Maximum | Employee bonuses for pre-acquisition service
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination	$ 4.0
Share Purchase Agreement ("SPA") | Minimum | Employee bonuses for pre-acquisition service
Disclosure of detailed information about business combination [line items]
Estimated financial effect, contingent liabilities in business combination	$ 0.0
Share Purchase Agreement ("SPA") | Major business combination
Disclosure of detailed information about business combination [line items]
Settled liabilities, contingent liabilities recognised in business combination		$ 2.0
Uklon
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	97.00%
Purchase consideration	$ 158.0
Fair value of contingent consideration	$ 16.0
Put option, equity interests to be acquired	3.00%
Customer-related intangible assets recognised as of acquisition date	$ 32.0
Intangible assets	58.0
Technology-based intangible assets recognised as of acquisition date	8.0
Trade and other receivables	2.0
Revenue of acquiree since acquisition date				$ 22.0
Profit (loss) of acquiree since acquisition date				6.0
Revenue of combined entity as if combination occurred at beginning of period				41.0
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 10.0
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 0.5
Fair value of identifiable net assets, before measurement period adjustment	54.0
Fair value of identifiable net assets	49.0
Goodwill , before measurement period adjustment	104.0
Goodwill	$ 109.0
Uklon | Assumed Liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration			(6.0)
Uklon | Put Option and Deferred Tax Liabilities
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration			$ 1.0
Uklon | Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Uklon | Trademark
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Intangible assets	$ 18.0
Uklon | Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Uklon | Share Purchase Agreement ("SPA")
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration	$ 11.0
Uklon | Share Purchase Agreement ("SPA") | Maximum
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration	9.0
Uklon | Share Purchase Agreement ("SPA") | Minimum
Disclosure of detailed information about business combination [line items]
Fair value of contingent consideration	$ 0.0